Note 11 - Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Equity [Text Block]

NOTE 9: EQUITY

a.	Shares

On August 29, 2023, the Company offered up to 7,812,500 units, each unit consisting of one share of Series C Preferred Stock and warrant to purchase one share of common stock, at a combined purchase price of $1.28 per unit. During the six months period ended June 30, 2024, the Company issued 836,085 units and received aggregate gross proceeds of $1,070. The Company incurred $125 of costs associated with the issuance. Series C Preferred Stock issued are equity classified instruments and are recorded as equity. Each warrant entitles the purchasers to acquire one share of common stock at a price of $2.56 per share for a period of three years from the date of issue.

As of December 31, 2023, the mandatory conversion feature of the Series B Preferred Stock was triggered, as the proceeds from the Series C Preferred Stock Units offering exceeded $1,000. As per the terms of Series B Preferred Stock, all preferred shares were supposed to be automatically converted into one share of common stock. As of June 30, 2024, the 14,578,833 of Series B Preferred stock were converted to 14,578,833 shares of common stock.

As of June 30, 2024, the Company had the following number of authorized and issued shares:

	June 30, 2024
	Number of authorized shares	Number of issued shares
Shares of common stock	2,470,000,000	49,948,710
Series A Preferred Stock	30,000,000	-
Series B Preferred Stock		-
Series C Preferred Stock		2,374,219

As of June 30, 2024 the total number of shares of all classes the Company is authorized to issue is 2,500,000,000 shares, consisting of 2,470,000,000 shares of common stock and 30,000,000 preferred shares of all classes.

b.	Warrants

The following table summarizes the Company’s warrant activity for the six months ended June 30, 2024:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding warrants, January 1, 2024	2,386,677	$2.07	2.46
Warrants issued pursuant to units offering	836,531	2.56	-
Outstanding warrants, June 30, 2024	3,223,208	$2.19	2.19

On August 29, 2023, the Company offered up to 7,812,500 units, comprised of Series C Preferred Stock and warrants to purchase up to 7,812,500 shares of common stock, which were sold at a combined purchase price of $1.28 per unit. Each warrant entitles the holder to acquire one share of common stock at a price of $2.56 per share for a period of three years from the date of issue. The warrants were determined to be a freestanding equity instrument. For the six month period ended June 30, 2024, 836,531 warrants were issued.

c.	Employees stock option plan

A summary of option activity under the Plan as of June 30, 2024 and changes during the period then ended is presented below.

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding Options, December 31,2023	1,291,662	$2.16	6.18	$-
Options granted	-	-	-	-
Outstanding Options, June 30, 2024	1,291,662	$2.16	5.67	$-

The share-based compensation expense related to options for the three and six months ended June 30, 2024 was $58 and $117, respectively and 74$ and $148 for the three and six months ended June 30, 2023, respectively. The fair value of options granted for the six months period ended June 30, 2024 and 2023 was $nil and $nil, respectively. The intrinsic value of the options outstanding as of June 30, 2024 is $nil ( December 31, 2023: $nil).

A summary of the Company’s non vested options as of June 30, 2024, and changes during the six months period ended, is presented below.

	Number of Stock Options	Weighted Average Grant-Date Fair Value
Non-Vested Options, December 31, 2023	874,886	$0.50
Options granted	-	-
Options vested	(187,739)	0.62
Non-Vested Options, June 30, 2024	687,147	$0.46

As of June 30, 2024, there was $317 of total unrecognized compensation cost related to nonvested options granted under the Plan.

d.	Management options

On April 2, 2024, the Company granted stock options to its officer to purchase an aggregate of 106,000 shares of common stock at an exercise price with a term of five years, where the exercise price is equal to a 25% discount to the issue price of the Company’s equity securities in an initial public offering (an “IPO Transaction”), that results in the Company’s shares of common stock being listed on the Nasdaq Stock Market or another recognized securities exchange or traded on the over-the-counter market. Options to purchase up to 106,000 shares of common stock shall vest in 36 equal installments at the end of each calendar month over a period of three years beginning March 1, 2024. The vesting of management options is contingent upon the occurrence of an IPO Transaction. Since options are contingent on the occurrence of a liquidity event which is not probable for the purposes of ASC 718, no compensation cost would be recognized related to options until the occurrence of a liquidity event.

e.	Consulting agreement

On March 15, 2024, the Company entered into a consulting agreement (“Consulting agreement”), which was further approved by the board of directors of the Company on April 2, 2024. Under the Consulting agreement, the Company will receive services of promoting the Company’s stock; in return for 432,034 Series A performance warrants and 195,313 shares of common stock issued immediately upon execution of the agreement, and 234,735 shares of common stock to be issued in 12 equal installments at the end of each calendar month.

Series A performance warrants to purchase up to an aggregate 432,034 shares of common stock to certain investors at an exercise price of $0.01 Canadian dollars per share and are set to expire on June 15, 2028. The exercisability of the warrants is contingent upon meeting market capitalization goals and the occurrence of a liquidity event. Since warrants are contingent on the occurrence of a liquidity event which is not probable for the purposes of ASC 718, no compensation cost would be recognized related to warrants until the occurrence of a liquidity event.

As of June 30, 2024, the shares of common stock and Series A performance warrants were not issued and no services were received.

NOTE 11: EQUITY

a.	Shares

On August 17, 2022, the Company closed a securities purchase agreement for the sale of 10 million Series A Preferred Stock for gross proceeds of $40. This agreement also entitled the subscriber to 13,333 warrants to purchase shares of common stock of the Company.

On September 15, 2022, the Company closed a securities purchase agreement for the sale of 51,282 consolidation adjusted shares of common stock at a consolidation adjusted price of $4.87 per share for aggregate gross proceeds of $250.

On February 16, 2023, the Company sold 32,536,386 shares of common stock at a price per share of $0.0041. The Company received aggregate gross proceeds from the offering of $133.

On February 23, 2023, the Company offered up to 10,799,136 shares of Series B Preferred Stock at $0.1852 per share. On March 15, 2023, the Company increased the offering to up to 14,578,833 shares of Series B Preferred Stock, with the increase being subsequently approved by the board of directors on November 15, 2023. As of December 31, 2023, the Company received aggregate gross proceeds from the offering of $2,700. The Company incurred $92 of costs associated with the issuance. Series B Preferred Stock issued are equity classified instruments and are recorded as equity. As of December 31, 2023, 14,578,833 Series B Preferred Stock were subscribed and issued.

On May 1, 2023, the Company granted 284,964 shares of common stock to a related party as a payment for consulting services provided. The shares awarded are under the scope of ASC 718 and were accounted for as equity-classified awards. The shares were measured at fair value on the grant date at $0.0041 per share.

On August 29, 2023, the Company offered up to 7,812,500 units, each unit consisting of one share of Series C Preferred Stock and warrant to purchase one share of common stock, at a combined purchase price of $1.28 per unit. As of December 31, 2023, the Company issued 1,538,134 units and received aggregate gross proceeds of $1,969. The Company incurred $67 of costs associated with the issuance. Series C Preferred Stock issued are equity classified instruments and are recorded as equity. Each warrant entitles the purchasers to acquire one share of common stock at a price of $2.56 per share for a period of three years from the date of issue.

On October 16, 2023, 4,217 shares of common stock were repurchased for a nominal amount and cancelled by the Company.

As of December 31, 2023, mandatory conversion feature of Series B Preferred Stock was triggered, as the proceeds from Series C Preferred Stock Units offering exceeded $1,000. As per the terms of Series B Preferred Stock, all preferred shares were supposed to be automatically converted into one share of common stock. As of December 31, 2023, the 14,578,833 shares of common stock were not issued from an administrative perspective but were considered substantially issued from an accounting perspective.

As of December 31, 2023 and 2022, the Company had the following number of authorized and issued shares:

	December 31
	2023	2022	2023	2022
	Number of authorized shares	Number of authorized shares	Number of issued shares	Number of issued shares
Shares of common stock	2,470,000,000	2,470,000,000	35,369,877	2,552,744
Series A Preferred Stock			-	-
Series B Preferred Stock	30,000,000	30,000,000	14,578,833	-
Series C Preferred Stock			1,538,134	-

As of December 31, 2023 and 2022, the total number of shares of all classes the Company is authorized to issue is 2,500,000,000 shares, consisting of 2,470,000,000 shares of common stock and 30,000,000 preferred shared of all classes.

b.	Rights attached to shares

The shares of common stock confer upon their holders’ voting rights and the right to participate in shareholders’ meetings, the right to share, on a per share pro rata basis, in Bonus Shares or Distributions (as defined in the Company’s Certificate of Incorporation) as may be declared by the board of directors and approved by the shareholders, if required (out of funds legally available therefore), and the right to a share in excess assets upon liquidation of the Company – all as set forth in the Company’s Certificate of Incorporation and in the Company’s Shareholders’ Agreement.

The preferred shares confer upon their holders voting rights and the right to participate in shareholders’ meetings, the right to share, on a per share pro rata basis, in Bonus Shares or Distributions (as defined in the Company’s Certificate of Incorporation) as may be declared by the board of directors and approved by the shareholders, if required (out of funds legally available therefore), on an “as converted” basis, and the right to a share in excess assets upon liquidation of the Company in preference to the shares of common stock. The shares have discretionary dividends and do not have a redemption date.

The Series C Preferred Stock rank, as to the payment of dividends and the distribution of assets upon liquidation, dissolution or winding up of the Company: (a) senior to the shares of common stock, (b) junior to the Series B Preferred Stock, which Series B Preferred Stock include mandatory conversion provisions in the event the Company issues and sells equity securities to investors in an equity financing with total gross proceeds of not less than $1,000 with at least a pre-money valuation of the Company of $18,000, and (c) on parity with all other classes and series of the Company’s preferred shares.

Series B Preferred Stock

Optional Conversion

Each share of Series B Preferred Stock is convertible, at the option of the holder thereof, at any time after the date of issuance of such shares into such number of fully paid and nonassessable shares of common stock as is determined by dividing the original issue price of such shares by the conversion price (subject to any adjustments as set forth in the Certificate of Designations of Series B Preferred Stock “Series B Certificate of Designations”), which conversion price shall initially be equal to the original issue price.

Mandatory Conversion

Upon (a) the closing of the sale of shares of common stock to the public in a public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended (the “Securities Act”) (or a qualified offering statement under Regulation A under the Securities Act; (b) the date that the Company or a successor to the Company (including, without limitation by way of acquisition of all or substantially all of the Company’s assets) becomes an issuer with a class of securities registered under Section 12 or subject to Section 15(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and is subject to the periodic and current reporting requirements of Section 13 or 15(d) of the Exchange Act or is required to file reports under Regulation A of the Securities Act; (c) the issuance and sale by the Company of its equity securities to investors in an equity financing with total gross proceeds to the Company of not less than $1,000 with at least a minimum pre-money valuation of the Company of $18,000, or (d) the date and time, or the occurrence of an event, by vote or written consent of the holders of at least a majority of the outstanding shares of Series B Preferred Stock, voting as a single class on an as-converted basis, all outstanding shares of Series B Preferred Stock shall automatically be converted into shares of common stock at the applicable ratio set forth in the Series B Certificate of Designations.

Series C Preferred Stock

Optional Conversion

Each share of Series C Preferred Stock is convertible, at the option of the holder thereof, at any time after the date of issuance of such shares into such number of fully paid and nonassessable shares of common stock as is determined by dividing the original issue price of such shares by the conversion price (subject to any adjustments as set forth in the Certificate of Designations of Series C Preferred Stock, the “Series C Certificate of Designations”), which conversion price shall initially be equal to the original issue price.

Mandatory Conversion

Upon (a) the closing of the sale of shares of common stock to the public in a public offering pursuant to an effective registration statement under the Securities Act or a qualified offering statement under Regulation A of the Securities Act, as amended); (b) the date that the Company or a successor to the Corporation (including, without limitation, by way of acquisition of all or substantially all of the Corporation’s assets, merger, or any other business combination) becomes an issuer with a class of securities registered under Section 12 or subject to Section 15(d) of the Exchange Act and is subject to the periodic and current reporting requirements of the Exchange Act or is required to file reports under Regulation A of the Securities Act; (c) the issuance and sale by the Company of its equity securities to investors in an equity financing with total gross proceeds to the Company of not less than $2,000 with at least a minimum pre-money valuation of the Company of $65,000, or (d) the date and time, or the occurrence of an event, specified by vote or written consent of at least a majority of the outstanding shares of Series C Preferred Stock at the time of such vote or consent, voting as a single class on an as-converted basis, all outstanding shares of Series C Preferred Stock shall automatically be converted into shares of common stock at the applicable ratio described in Series C Certificate of Designations.

d.	Warrants

During 2022, part of the modification of the WPC convertible (Note 7), the Company issued 526,749 stock split adjusted Tranche A and 262,051 stock split adjusted Tranche B warrants. The features of the warrants were as below:

Tranche A:

●

Exercise price: (1) $0.75 – If funds of a minimum of $15,000 are raised, (2) $0.75 – If the sale of a company, IPO or RTO is completed or the (3) purchase price per share resulting from dividing $50,000 by the total number of valid issued ordinary shares outstanding.

●	Maturity/Expiration date: (a) if no IPO – one year after the delivery date of the 2021 audited financial statements (b) if IPO – then one year after the date of such IPO.

Tranche B:

●	Purchase price per share resulting from dividing $150,000 by the total number of valid issued ordinary shares outstanding.
●	Maturity/Expiration date: (a) if no IPO – one year after the delivery date of the 2021 audited financial statements (b) if IPO – then five years after the date of such IPO.

On July 4, 2022, as part of the Senior Lender’s Memo, the conversion price of the Tranche A warrant was amended to: (1) $0.75 – If after July 5, 2022 funds of a minimum of $5,000 are raised 18 months and $10,000 in total in the three years thereafter, (2) $0.75 – after the recapitalization date, if the sale of a company, IPO or RTO is completed or (3) the purchase price per share resulting from dividing $20,000 by the total number of valid issued ordinary shares outstanding. The Tranche B warrants were cancelled.

As part of the convertible debt issuance to various investors between July 4, 2022, and August 16, 2022, the Company issued 198,482 consolidation adjusted warrants concurrent with the convertible debt and preferred shares. The warrants were exercisable into one share of common stock of the Company per warrant at a price of $3. The warrants had a maturity date of three years.

On February 17, 2023, warrants to purchase up to 123,333 shares of common stock, issued to WPC in 2021, were modified pursuant to antidilution provision in the warrant agreement, triggered by common stock private placement on February 16, 2023. As a result of the modification, exercise price of the warrants was reduced to $0.00473 per share and the expiry date was extended to be three years from the modification date. The warrants were determined to be a freestanding equity instrument. Under ASC 815, the effect of a modification was nominal and was recorded as an equity issuance costs.

On August 29, 2023, the Company offered up to 7,812,500 units, comprised of Series C Preferred Stock and warrants to purchase up to 7,812,500 shares of common stock, which were sold at a combined purchase price of $1.28 per unit. Each warrant entitles the holder to acquire one share of common stock at a price of $2.56 per share for a period of three years from the date of issue. The warrants were determined to be a freestanding equity instrument. As of December 31, 2023, 759,863 warrants were issued. Additionally, as of December 31, 2023, 781,250 warrants were not issued from an administrative perspective, but were considered substantially issued from an accounting perspective.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding warrants, January 1, 2022	123,333	$7.50	0.85
Warrants issued pursuant to issue of convertible debt and preferred shares to individual investors	198,482	3.00
Warrants issued pursuant to modification of convertible debt	526,749	0.75
Outstanding warrants, December 31, 2022	848,564	$2.26	2.50
Warrants issued pursuant to units offering	1,538,113	2.56
Outstanding warrants, December 31, 2023	2,386,677	$2.07	2.46

The warrants and prices have been changed to reflect the reverse stock split of 1:750, which occurred on November 23, 2022.

e.	Series A warrants

On June 15, 2023, the Company granted Series A warrants to purchase up to an aggregate 6,048,456 shares of common stock to certain investors at an exercise price of $0.01 Canadian dollars per share for a period of five years from the issuance date. The exercisability of the warrants is contingent upon meeting market capitalization goals and the occurrence of a liquidity event. Since warrants are contingent on the occurrence of a liquidity event which is not probable for the purposes of ASC 718, no compensation cost would be recognized related to warrants until the occurrence of a liquidity event.

f.	Employees stock option plan

In 2010, the Company’s board of directors approved an employee and service provider’s stock option plan. On July 8, 2023, the board of directors approved new equity incentive plan (the “Plan”). The Plan permits the grant of options, share appreciation rights (“SARs”), restricted share units (“RSUs”), deferred share units (“DSUs”) and performance share units (“PSUs”). In respect of options, the aggregate number of shares of common stock issuable under the Plan shall not exceed twelve percent of the issued and outstanding shares of common stock at any point in time. In respect of SARs, RSUs, DSUs and PSUs: (i) the maximum aggregate number of shares of common stock issuable under this Plan in respect of SARs, RSUs, DSUs and PSUs shall not exceed ten percent of the issued and outstanding shares of common stock as of July 8, 2023; (ii) the total number of SARs, RSUs, DSUs and PSUs issuable to any participant under this Plan shall not exceed one percent of the issued and outstanding shares of common stock at the time of the award.

The fair value of each option award is estimated on the date of grant using a Black Scholes option valuation model that uses the assumptions noted in the following table.

	2023	2022
Risk free rate	4.35%	4.5%
Dividend yield	0%	0%
Expected volatility	86%	86%
Expected term (in years)	3	3
Expected life (in years)	5	5

A summary of option activity under the Plan as of December 31, 2023, and changes during the year then ended is presented below.

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding Options, December 31, 2022	495,746	$4.70	6.90	$-
Options granted	795,916	0.58
Outstanding Options, December 31, 2023	1,291,662	$2.16	6.18	$-

The share-based compensation expense related to options for December 31, 2023 was $295 (2022: $60). The fair value of options granted for the year ended December 31, 2023 was nominal (2022: $692). The intrinsic value of the options outstanding is $nil (2022: $nil).

A summary of the Company’s non-vested options as of December 31, 2023, and changes during the year ended December 31, 2023, is presented below.

	Number of Stock Options	Weighted Average Grant- Date Fair Value
Non-Vested Options, December 31, 2022	325,853	$2.20
Options granted	795,916	0.00
Options vested	(246,883)	1.15
Non-Vested Options, December 31, 2023	874,886	$0.50

As of December 31, 2023, there was $434 of total unrecognized compensation cost related to nonvested options granted under the Plan.

The options and exercise prices have been changed to reflect the reverse stock split of 1:750, which occurred on November 23, 2022.

g.	Management options

On July 8, 2023, the Company granted stock options to its employees, officers, directors and consultants to purchase an aggregate of 3,148,288 shares of common stock at an exercise price with a term of five years, where the exercise price is equal to a 25% discount to the issue price of the Company’s equity securities in an initial public offering (an “IPO Transaction”), that results in the Company’s shares of common stock being listed on the Nasdaq Stock Market or another recognized securities exchange or traded on the over-the-counter market. Options to purchase up to 362,584 shares of common stock shall vest immediately with the remaining options vesting in 36 equal installments at the end of each calendar month over a period of three years from the date of grant. The vesting of management options is contingent upon the occurrence of an IPO Transaction. Since options are contingent on the occurrence of a liquidity event which is not probable for the purposes of ASC 718, no compensation cost would be recognized related to options until the occurrence of a liquidity event.

h.	Restricted share units

On July 8, 2023, the Company granted RSUs to certain management and directors. The vesting of the RSUs is contingent upon a transaction that results in the Company’s shares of common stock being listed on the Nasdaq Stock Market or another recognized securities exchange or traded on the over-the-counter market. When vested, the RSUs represent the right to be issued the number shares of common stock that is equal to the number of RSUs granted. Since RSUs are contingent on the occurrence of a liquidity event which is not probable for the purposes of ASC 718, no compensation cost related to RSUs is recognized until the occurrence of a liquidity event.